Note 27 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019 [1]
Statement Line Items [Line Items]
Current assets	$ 44,586	$ 29,839	[1]		$ 28,168
Non-current assets	133,334	113,714	[1]		97,525
Current liabilities	(9,964)	(9,879)	[1]		(12,198)
Non-current liabilities	(9,913)	(8,957)	[1]		(34,687)
Non-controlling interests	16,524	16,302	[1]		$ 8,345
Revenue	100,002	75,826		$ 68,399
Profit after tax	25,257	50,401		13,756
Total comprehensive income of Blanket Mine (100%)	25,084	48,341		13,080
Profit allocated to NCI (2020: 13.2%, 2019: 16.2%, 2018: 16.2%)	4,477	8,383		2,990
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets	24,864	21,386		19,107
Non-current assets	133,908	115,610		98,700
Current liabilities	7,339	(8,630)		(13,200)
Non-current liabilities	(8,065)	(9,085)		(33,043)
Net assets of Blanket Mine (100%)	158,046	119,281		71,564
Non-controlling interests	16,524	16,302		8,345
Revenue	100,002	75,826		68,399
Profit after tax	33,361	51,746		18,456
Total comprehensive income of Blanket Mine (100%)	33,361	51,746		18,456
Profit allocated to NCI (2020: 13.2%, 2019: 16.2%, 2018: 16.2%)	4,477	8,383		2,990
Dividend allocated to NCI (2020: 13.2%, 2019: 16.2%, 2018: 16.2%)	$ (655)	$ (426)		$ (589)

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.